FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Cash held in Trust Account	$ 335,190,596	$ 334,439,154	$ 334,319,993
Cash and marketable securities held in Trust Account	1,002	2,040	1,138
Warrant Liability	2,641,079	13,733,608	36,975,099
U.S. Treasury Bills
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost	335,190,596	334,439,154
Gross Holding Gain		6,468
Gross Holding Loss	(141,048)
Fair Value	335,049,548	334,445,622
U.S. Treasury Securities
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost			334,319,993
Gross Holding Loss			(1,804)
Fair Value			334,318,189
Level 1 | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability		5,044,000	13,580,000
Level 1 | U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account		334,441,194	$ 334,321,131
Level 1 | Recurring
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account	335,191,598	334,441,194
Level 1 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	1,671,079	8,689,608
Level 2 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	$ 970,000	$ 5,044,000